Segment Information - Financial Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Information
Revenue	¥ 4,373,153	¥ 3,284,525	¥ 2,045,152
Net income from continuing operations	1,307,540	865,846	205,186
Single reportable segment
Segment Information
Revenue	4,373,153	3,284,525	2,045,152
Marketing and promotional expenses	(2,158,833)	(1,743,121)	(1,424,629)
Other segment items	(181,446)	(122,719)	(80,316)
Net income from continuing operations	¥ 1,307,540	¥ 865,846	¥ 205,186
Segment reporting, other segment item, composition, description	Includes channel fee, cloud service and bandwidth costs, utility fees, and other expenses.	Includes channel fee, cloud service and bandwidth costs, utility fees, and other expenses.	Includes channel fee, cloud service and bandwidth costs, utility fees, and other expenses.
Single reportable segment | Selling and marketing expenses
Segment Information
Labor cost	¥ (58,326)	¥ (46,787)	¥ (37,144)
Single reportable segment | Operations and support expenses
Segment Information
Labor cost	(110,920)	(93,551)	(77,887)
Single reportable segment | Research and development expenses
Segment Information
Labor cost	(334,194)	(219,013)	(121,868)
Single reportable segment | General and administrative expenses
Segment Information
Labor cost	¥ (221,894)	¥ (193,488)	¥ (98,122)